Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

DriveTime Automotive Group, Inc.

Bridgecrest Acceptance Corporation (together, the “Company”)

Guggenheim Securities, LLC

Citigroup Global Markets Inc.

Wells Fargo Securities, LLC

(together, with the Company, the “Specified Parties”)

Re: DT Auto Owner Trust 2017-4, Asset-Backed Notes (the “Notes”)

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in an electronic data file entitled (“1. Statistical - 2017-4 Randomly Selected $570M 9-31-17.xlsx) provided by the Company on October 4, 2017, containing certain information related to 33,637 automobile retail installment sale contracts secured by used automobiles, light duty trucks, vans and minivans (“Auto Loans”) and their related attributes as of September 30, 2017(the “Data File”) which we were informed are intended to be included as collateral in the offering of the Notes. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below, either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

•	The term “rounding” means that dollar amounts, percentages, and numbers of months were within $1.00, 0.01%, and 0.01 months, respectively.

•	The term “Title Document” means a scanned image of the Certificate of Title, Title Application, Notice of Lien, Notice of Security Interest Filing, Lien Entry Form or Vintek Lien and Title Information Report.

•	The term “Loan Files” means some or all of the following documents: Installment Sale Contract, Title Document, Credit Application, Agreement to Provide Insurance, and Insurance Verification Form. The Loan Files, furnished to us by the Company, was represented by the Company to be either the original Loan Files, a copy of the original Loan Files, and/or electronic records contained within the Company’s servicing system. We make no representation regarding the validity or accuracy of these documents or the execution of the Installment Sale Contract by the borrower.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative
(“KPMG International”), a Swiss entity.

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We performed the following procedures:

A.	The Company instructed us to select a random sample of 150 Auto Loans from the Data File (the “Selected Loans”). A listing of the Selected Loans is attached hereto as Exhibit A. For purpose of this procedure, the Company did not inform us as to the basis for how they selected the number of Auto Loans that we were instructed to randomly select from the Data File.

B.	For each of the Selected Loans, we compared the attributes listed below contained in the Data File to the corresponding information contained in or derived from a copy of the applicable Loan Files. The Specified Parties indicated that the absence of any of the specified documents in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the specified attributes, utilizing instructions provided by the Company (as applicable) indicated below, constituted an exception.

Attribute	Loan Files / Instructions
Borrower Name	Installment Sale Contract
Original Amount Financed	Installment Sale Contract
Original Term (Recomputed Original Term)	Installment Sale Contract. We were instructed by the Company to recompute the Original Term (the “Recomputed Original Term”) using the First Payment Date and the Original Maturity Date appearing in the Installment Sale Contract.
Scheduled Monthly Payment	Installment Sale Contract. In the event the Installment Sale Contract did not list a payment frequency, we were instructed by the Company to use information provided in screenshots of the Company’s loan servicing module (“Vision”) within the Company’s Integrated Operation System (“IOS”).
Annual Percentage Rate (“APR”)	Installment Sale Contract
New vs. Used	Installment Sale Contract
Origination Date	Installment Sale Contract
First Payment Date	Installment Sale Contract
Original Maturity Date	Installment Sale Contract
Borrower’s State	Installment Sale Contract. In the event the information did not agree, we were instructed by the Company to consider the information to be in agreement if the Borrower’s State in the Data File matched the information available in the Title Document.

C.	In addition to the procedures described above, for each Selected Loan, we observed the presence of the following in the Loan Files:

•	Signed Credit Application. We make no representation regarding the authenticity of the signature(s).

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•	Title Document. We were instructed by the Company to observe that “Bridgecrest Acceptance Corporation” or “DriveTime Acceptance Corporation” appeared on the Title Document as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

•	Proof of Insurance Policy. The Company informed us that an Agreement to Provide Insurance, Insurance Verification Form, or a screenshot from the Company’s Insurance Verification system, listing an insurance company name, were acceptable proof of insurance.

•	Truth-in-Lending Disclosure Statement (within the Installment Sale Contract).

The information regarding the Selected Loans was found to be in agreement with the respective information contained in the Loan Files, except as noted in Exhibit B. There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on the information included in the Data File, the Loan Files, and information and instructions provided by the Company, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Auto Loans, (ii) the reasonableness of the information and instructions provided by the Company, (iii) the reliability or accuracy of the Data File, the Loan Files, or any data and documents furnished to us by the Company which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Auto Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Auto Loans being securitized, (iii) the compliance of the originator of the Auto Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Auto Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, CA

October 26, 2017

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Exhibit A

The Selected Loans

Selected		Selected		Selected
Loan		Loan		Loan
Number	Loan ID	Number	Loan ID	Number	Loan ID

1	104019439901	51	105015126201	101	142002453101
2	105015185601	52	133003127901	102	173002594201
3	108016759501	53	104017473701	103	173002465202
4	107006225902	54	104019416601	104	119011111601
5	112012988501	55	103017704102	105	124001908403
6	119009621901	56	103018121401	106	173002638301
7	124002383701	57	103018229901	107	173002559401
8	123003016601	58	104019423901	108	177000502801
9	167000714501	59	112013363601	109	137002795601
10	173002137601	60	124002091501	110	137002984201
11	132000908502	61	107006112102	111	173001991801
12	166001103801	62	104019659201	112	124001994302
13	173002439601	63	106015615501	113	151000068801
14	119011189601	64	173002573901	114	124002177801
15	142002537301	65	137003233701	115	106015660701
16	114008491201	66	124002306201	116	133003306101
17	177000565301	67	115009485401	117	105015254901
18	138003177601	68	115009257601	118	104019584001
19	115009388001	69	177000530601	119	112013465201
20	137003114401	70	142002514201	120	103018448001
21	124001591701	71	132001074901	121	124002458001
22	103017799002	72	132001080501	122	119010874701
23	103017800801	73	124002363101	123	105015208901
24	104019337101	74	173002026401	124	137003207201
25	106015628401	75	124002349101	125	107006412601
26	137003207701	76	115009378901	126	177000488201
27	115009392901	77	108016863601	127	173002049401
28	105015270401	78	142002559901	128	173002334901
29	133003357901	79	103018103901	129	173002491201
30	138003356901	80	107006305501	130	119011326501
31	167000650601	81	137003315901	131	173001712601
32	173002631001	82	131001449901	132	142002386501
33	174000070901	83	119011265501	133	119010933301
34	142002584501	84	105015296301	134	108016892301
35	153001206101	85	103017992801	135	131001313801
36	137003162302	86	103017243201	136	119011136901
37	166000980101	87	104019111102	137	112013255201
38	166000986901	88	115009286301	138	104019347702
39	142002291101	89	119011126502	139	104019149701
40	153001076001	90	137003345401	140	107006362001
41	177000526401	91	103018232301	141	107006421701
42	142002505801	92	119011354501	142	133003356201
43	133003383601	93	115009326401	143	133003007901
44	124002063501	94	104018748703	144	104019223301
45	105015482401	95	105015067602	145	119010977801
46	105015274101	96	105014877001	146	103018401101
47	115009327201	97	103018249501	147	103018028201
48	119009344501	98	112013373603	148	108016238201
49	104016868301	99	119011002501	149	105015389801
50	103018046701	100	106015647601	150	103017968702

Exhibit B

Exceptions List

Selected Loan Number	Attribute	Per Data File	Per Loan Files
12	Presence of Certificate of Title Document	-	Document not found
38	Presence of Signed Credit Application	-	Document not found
38	Presence of Proof of Insurance Policy	-	Document not found
58	Presence of Signed Credit Application	-	Document not found
58	Presence of Proof of Insurance Policy	-	Document not found